ROYALTY AND OTHER PROPERTY INTERESTS (Narrative) (Details) $ / shares in Units, $ in Thousands						1 Months Ended																														12 Months Ended
	Dec. 11, 2020 CAD ($)	Dec. 11, 2020 USD ($)	Aug. 05, 2016	May 04, 2015 CAD ($)	May 04, 2015 USD ($)	Nov. 30, 2020 CAD ($) $ / shares shares	Sep. 30, 2020 AUD ($)	Aug. 31, 2020 CAD ($) $ / shares shares	Aug. 31, 2020 USD ($) shares	Jun. 30, 2020 CAD ($) shares	May 31, 2020 USD ($) shares	Apr. 30, 2020 USD ($) shares	Mar. 31, 2020 CAD ($) shares	Mar. 31, 2020 EUR (€) shares	Mar. 31, 2020 USD ($) shares	Feb. 29, 2020 CAD ($) $ / shares shares	Feb. 29, 2020 USD ($) shares	Feb. 21, 2020 CAD ($) $ / shares shares	Nov. 30, 2019 CAD ($) $ / shares shares	Aug. 31, 2019 CAD ($)	Aug. 31, 2019 USD ($)	May 31, 2019 USD ($)	Apr. 30, 2019 CAD ($) oz $ / shares shares	Apr. 30, 2019 USD ($) oz shares	Feb. 28, 2019 CAD ($) shares	Dec. 19, 2018 CAD ($) shares	Dec. 19, 2018 USD ($) shares	Nov. 30, 2018 USD ($)	Sep. 24, 2018 USD ($) shares	Apr. 30, 2018 CAD ($) shares	Apr. 30, 2018 USD ($) shares	Feb. 28, 2018 USD ($) shares	Feb. 14, 2017 shares	Jul. 29, 2016 CAD ($)	Jul. 29, 2016 USD ($)	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Mar. 31, 2020 USD ($)	Feb. 19, 2019 CAD ($) $ / shares	Dec. 31, 2018 CAD ($)
Categories Of Royalty And Other Property Interests [Line Items]
Royalty income																																				$ 1,478,000		$ 1,439,000
Royalty And Other Property Interest Depletion																																				1,123,000		802,000
Royalty and other property interests																																				18,496,000		15,034,000					$ 15,959,000
Revenue and other income																																				7,199,000		5,084,000
USA [Member] | Regional Strategic Alliance with South32 [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty																												2.00%
Execution payment (received)																																				$ 34,000	$ 25,000
Annual proceeds for new acquisition funding																												$ 200,000
Annual proceeds to generate new prospects																												$ 800,000
Option agreement, interest																												100.00%
Option agreement, exploration expenditures required																												$ 5,000,000
Proceeds from option agreement																												$ 525,000
USA [Member] | Regional Strategic Alliance with South32 [Member] | Subsequent Events [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Reimbursement amount																																					70
Execution payment (received)																																					75,000
Execution payment per property																																					$ 25,000
Revelo Portfolio [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests													$ 1,684,000																												$ 1,162,000
Kaukua Royalty Interests [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty													2.00%																												2.00%
Payments for net smelter return royalties													$ 125,000
Shares issued for net smelter return royalty | shares													52,000	52,000	52,000
Value of shares issued for net smelter return royalty													$ 136,000
Percentage of net smelter return royalty purchased prior to delivery of bankable feasibility study													1.00%	1.00%	1.00%
Amount of bankable feasibility study | €														€ 1,000
Remaining percentage of uncapped and not repurchased net smelter return royalty													1.00%	1.00%	1.00%
Corvus Royalty Interests [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests																																						$ 350,000
Corvus Royalty Interests [Member] | Bottom of range [member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty																																						1.00%
Corvus Royalty Interests [Member] | Top of range [member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty																																						3.00%
Millrock Royalty Interests [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests																																						$ 210,000
Leeville Mine [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Gross smelter return royalty																																				1.00%
Royalty And Other Property Interest Depletion																																				$ 1,123,000		802,000
Gold tax, percentage																																				5.00%	5.00%
Direct Gold Tax Amount																																				$ 67,000		42,000
East Ore Body Mine [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Gross smelter return royalty																																				1.00%
North Pipeline [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Description of production royalty																																				Should the property become producing, the Company will receive the greater of a production royalty of US$0.50 per yard of ore processed or 4% of net profit.	Should the property become producing, the Company will receive the greater of a production royalty of US$0.50 per yard of ore processed or 4% of net profit.
Frontline Portfolio [Member] | Canada [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Payments for net smelter return royalties																																				$ 400,000
Shares issued for net smelter return royalty | shares																																				103,271	103,271
Value of shares issued for net smelter return royalty																																				$ 399,000
Payment for share-based option																																				$ 118,000
Frontline Portfolio [Member] | Bottom of range [member] | Canada [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty																																				0.25%
Frontline Portfolio [Member] | Top of range [member] | Canada [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty																																				2.25%
Perry Portfolio [Member] | Canada [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Cash consideration										$ 2,991,000
Payment for share-based option										$ 2,500,000
Option payment received																																				$ 570,000
Perry Portfolio [Member] | Bottom of range [member] | Canada [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty										0.75%
Perry Portfolio [Member] | Top of range [member] | Canada [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty										2.50%
Antelope Project [Member] | USA [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired													100.00%																												100.00%
Cash consideration															$ (100,000)
Net Smelter Return Royalty													4.00%																												4.00%
Percentage of net smelter return royalty may be purchased													1.50%	1.50%	1.50%
Reimbursement amount															$ 80,000
Payment for share-based option															20,000
Option payment received															580,000
Exploration expenditure															1,500,000
Annual advance royalty ("AAR") payments															50,000
Increase in annual advance royalty payment															100,000
Milestone payment															$ 2,500,000
Erickson Ridge, South Orogrande, and Robber Gulch Projects [Member] | USA [Member] | Gold Line Resources Ltd. ("GLR") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired												100.00%
Net Smelter Return Royalty												3.50%
Percentage of net smelter return royalty may be purchased												1.50%
Description of terms of net smelter return royalty												the first 0.5% for 350 ounces of gold prior to the third anniversary after exercise of the option, then the remaining 1.0% can be purchased at any time thereafter for 1,150 ounces of gold
Option payment received												$ 600,000
Execution payment (received)												$ 45,000
Number of shares issued | shares												950,000
Number of shares per agreement received | shares												200,000
Exploration expenditure												$ 1,500,000
Annual advance royalty ("AAR") payments												30,000
Increase in annual advance royalty payment												$ 10,000
Description of milestone payments												(a) 300 ounces of gold upon completion of a preliminary economic assessment, (b) 550 ounces of gold upon completion of a prefeasibility study, and (c) 650 ounces of gold upon completion of a feasibility study.
Number of common shares received | shares																																				600,000	600,000
Amount of common shares received																																				$ 210,000
Common shares received per share | $ / shares																																				$ 0.35
Erickson Ridge, South Orogrande, and Robber Gulch Projects [Member] | Top of range [member] | USA [Member] | Gold Line Resources Ltd. ("GLR") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Increase in annual advance royalty payment												$ 80,000
Swift And Selena Gold Projects [Member] | USA [Member] | Ridgeline Minerals Corporation [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired																						9.90%
Execution payment (received)																						$ 20,000														$ 27,000	$ 20,000		$ 20,000
Percentage of production royalty																						3.25%
Annual advance royalty ("AAR") payments																						$ 10,000
Milestone payment																						2,200,000
Anniversary payment received for each project																																					$ 10,000
Non-dilution right through capital raises																						2,500,000
Number of common shares received | shares																			2,077,718																	113,681	113,681
Amount of common shares received																			$ 249,000
Common shares received per share | $ / shares																			$ 0.12
Revenue and other income																																				$ 25,000		275,000
Swift And Selena Gold Projects [Member] | Bottom of range [member] | USA [Member] | Ridgeline Minerals Corporation [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Annual advance royalty ("AAR") payments																						5,000
Swift And Selena Gold Projects [Member] | Top of range [member] | USA [Member] | Ridgeline Minerals Corporation [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Annual advance royalty ("AAR") payments																						$ 75,000
Cathedral Well [Member] | USA [Member] | Ely Gold Royalties Inc [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Annual advance royalty ("AAR") payments																																				75,000	$ 56,000
Hardshell Skarn [Member] | USA [Member] | Arizona Mining Inc [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Annual advance royalty ("AAR") payments																																				7,000	5,000	13,000	10,000
Copper Springs [Member] | USA [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Proceeds from annual option payment																																						66,000	50,000
Copper King [Member] | USA [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Annual advance royalty ("AAR") payments																																						66,000	50,000
Proceeds from annual option payment																																				$ 67,000	50,000
Buckhorn Creek Property [Member] | USA [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired																																100.00%
Exploration expenditure																																$ 4,500,000
Proceeds from annual option payment																																$ 550,000
Superior West project [Member] | USA [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired				100.00%	100.00%																															100.00%
Net Smelter Return Royalty				1.00%	1.00%
Payments for net smelter return royalties				$ 4,000,000
Execution payment (received)					$ 149,000
Exploration expenditure					5,500,000
Anniversary payment received for each project					500,000
Proceeds from annual option payment					$ 1,000,000																															$ 139,000	$ 100,000	$ 133,000	100,000
Yerington West, Nevada [Member] | USA [Member] | Hudbay Minerals Inc [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired	100.00%	100.00%																								80.00%	80.00%
Percentage of net smelter return royalty may be purchased																										1.50%	1.50%
Shares issued for net smelter return royalty | shares																										85,000	85,000
Execution payment (received)	$ 64,000	$ 50,000
Exploration expenditure																										$ 1,000,000
Annual advance royalty ("AAR") payments																											$ 375,000
Percentage interest converted to net smelter return royalty																										2.50%	2.50%
Amount of net smelter return royalty may be purchased at any time																											$ 4,500,000
Aggregate anniversary payment		200,000
Proceeds from option agreement																										$ 140,000
Proceeds from annual option payment																																								$ 75,000
Mainspring, Arizona [Member] | USA [Member] | BCE Inc [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of production royalty																				1.00%	1.00%
Proceeds from annual option payment																					$ 600,000
Annual advance royalty																					23,000,000
Advanced royalty payments																					100,000
Additional extension payment for each year extension																					250,000
Amount delivered to title holder on exercise of option																					$ 11,000,000
Right to buy back half royalty percentage																				1.00%	1.00%
Right to buy back half royalty																					$ 10,000,000
Espedalen, Hosanger, and Sigdal Projects [Member] | Sweden And Norway [Member] | Pursuit Minerals Limited ("PUR" or "Pursuit") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired																100.00%
Cash consideration																	$ 25,000
Net Smelter Return Royalty																3.00%
Percentage of net smelter return royalty may be purchased																1.00%	1.00%
Exploration expenditure																	$ 250
Description of milestone payments																If the option is exercised, Pursuit will commit to another US$500 in exploration expenditures by the second anniversary, and drill at least 1,000 meters per project per year until the completion of a pre-feasibility study. Milestone payments of US$500 will be made to EMX upon each of the following milestones: a) completion of a preliminary economic assessment; and b) delivery of a "positive feasibility study".	If the option is exercised, Pursuit will commit to another US$500 in exploration expenditures by the second anniversary, and drill at least 1,000 meters per project per year until the completion of a pre-feasibility study. Milestone payments of US$500 will be made to EMX upon each of the following milestones: a) completion of a preliminary economic assessment; and b) delivery of a "positive feasibility study".
Number of common shares received | shares																20,000,000	20,000,000
Amount of common shares received																$ 175,000
Payment of fees to previous land owner																$ (87)
Additional common shares issued | shares																20,000,000
Capped on additional common shares issued																9.90%	9.90%
AAR payments																AAR payments will commence on the second anniversary of the agreement, beginning at US$25 per project and increasing at US$5 per year.	AAR payments will commence on the second anniversary of the agreement, beginning at US$25 per project and increasing at US$5 per year.
Share price per shares | $ / shares																$ 0.01
Løkken, Kjøli and Southern Gold Line Projects [Member] | Sweden And Norway [Member] | Capella Minerals Limited (formerly New Dimension Resources) ("CAP") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Cash consideration									$ 25,000
Net Smelter Return Royalty								2.50%
Number of shares issued | shares								3,000,000
Description of milestone payments								CAP will spend an additional US$500 across the entirety of the project areas by the second anniversary of the agreement and have the obligation to drill at least 1000m on each project per year thereafter while making payments of US$500 upon the filing of a preliminary economic assessment and a feasibility study respectively.	CAP will spend an additional US$500 across the entirety of the project areas by the second anniversary of the agreement and have the obligation to drill at least 1000m on each project per year thereafter while making payments of US$500 upon the filing of a preliminary economic assessment and a feasibility study respectively.
AAR payments								AAR payments of $25 per project commencing on the second anniversary of the agreement with the AAR payments increasing by US$5 per year until reaching $75 per year per project.	AAR payments of $25 per project commencing on the second anniversary of the agreement with the AAR payments increasing by US$5 per year until reaching $75 per year per project.
Capped parentage on common shares issued to exercise the option								9.90%	9.90%
Value of common shares issued								$ 4,500,000
Reimbursement of pro-rated property payments									$ 68,000
Minimum work commitments on each projects									100,000
Slättberg, Kuusamo, Bleka and Vekselmyr Projects [Member] | Sweden And Norway [Member] | Sienna Resources Inc. ("Sienna") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired								100.00%			100.00%
Net Smelter Return Royalty								3.00%			3.00%
Percentage of net smelter return royalty may be purchased											0.50%
Exploration expenditure									$ 250		$ 250
Number of common shares received | shares								500,000	500,000		500,000
Amount of common shares received								$ 43,000																												$ 35,000
Additional common shares issued | shares								1,500,000			1,500,000
AAR payments								EMX will receive AAR payments of US$25 for each property commencing on the first anniversary of the option exercise date, with each AAR payment increasing by US$5 per year until reaching a cap of US$75 per year.	EMX will receive AAR payments of US$25 for each property commencing on the first anniversary of the option exercise date, with each AAR payment increasing by US$5 per year until reaching a cap of US$75 per year.		the Company will receive annual advance royalty ("AAR") payments of US$25 commencing on the first anniversary of the option exercise date, with each AAR payment increasing by US$5 per year until reaching a cap of US$75 per year.
Share price per shares | $ / shares								$ 0.09																												$ 0.07
Tomtebo and Trollberget Projects [Member] | Bergslagen [Member] | District Metals Corp. ("DMX" or "District") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Cash consideration										$ 35,000
Net Smelter Return Royalty										2.50%
Percentage of net smelter return royalty may be purchased										0.50%
Payments for net smelter return royalties										$ 2,000,000
Number of shares issued | shares										5,882,830
Number of common shares received | shares																																				5,882,830	5,882,830
Amount of common shares received																																				$ 1,353,000
Common shares received per share | $ / shares																																				$ 230
Revenue and other income																																				$ 105,000
Number of common shares received as part of anti dilution provision | shares																																				219,756	219,756
Value of common shares issued										$ 3,000,000
Aggregate Interest										9.90%
Gumsberg, Adak, Tynset and Burfjord Projects [Member] | Sweden And Norway [Member] | Boreal Metals Corp. [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Annual advance royalty ("AAR") payments																																				$ 63,000	$ 50,000		$ 25,000
Number of equity interests in subsidiary acquired | shares																																	1,324,181
Guldgruvan Cobalt, Njuggtraskliden and Mjovattnet Projects [Member] | Sweden And Norway [Member] | Boreal Energy Metals Corporation ("BEMC") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired																																5.90%
Number of equity interests in subsidiary acquired | shares																																2,979,798
Riddarhyttan Project [Member] | Sweden [Member] | South32 Limited ("South32") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired																														100.00%	100.00%
Cash consideration																															$ 200,000
Net Smelter Return Royalty																														3.00%	3.00%
Percentage of net smelter return royalty may be purchased																														0.75%	0.75%
Payment for share-based option																															$ 500,000
Bleikvassli, Sagvoll, Meråker, and the Bastuträsk Projects [Member] | Norra Metals Corp. ("Norra") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired																																										9.90%
Net Smelter Return Royalty																																										3.00%
Value of shares issued for net smelter return royalty																									$ 289,000
Number of shares issued | shares																									4,808,770
Number of common shares received | shares																																				3,200,385	3,200,385	356,500	356,500
Amount of common shares received																																				$ 592,000		$ 11,000
Common shares received per share | $ / shares																																				$ 0.19		$ 0.03				$ 60.00
Value of common shares issued																																										$ 5,000,000
Aggregate Interest																																										9.90%
Rostvangen Property And Vakkerlien Projects [Member] | Playfair Mining Ltd. ("Playfair") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired																									9.90%
Net Smelter Return Royalty																									3.00%
Annual advance royalty ("AAR") payments																									$ 30,000
Increase in annual advance royalty payment																									$ 5,000
Number of common shares received | shares																		3,000,000							3,000,000
Amount of common shares received																		$ 120,000							$ 150,000
Common shares received per share | $ / shares																$ 0.05		$ 0.04
Rostvangen Property And Vakkerlien Projects [Member] | Top of range [member] | Playfair Mining Ltd. ("Playfair") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Increase in annual advance royalty payment																									$ 80,000
Gold Line Resources Agreement [Member] | Gold Line Resources Ltd. ("GLR") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Number of common shares received | shares						4,391,084
Amount of common shares received						$ 1,098,000
Common shares received per share | $ / shares						$ 0.25
Gold Line Resources Agreement [Member] | Sweden [Member] | Gold Line Resources Ltd. ("GLR") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired																							9.90%
Definitive sales agreement, description of equity ownership continuing obligation																							Upon closing, the agreement provides EMX with a 9.9% interest in GLR, a free carry of its 9.9% interest until GLR has raised $5,000 in equity; reimbursement of license fees totaling US$101 ($133 received), advance royalty payments, and a 3% royalty interest in the properties.	Upon closing, the agreement provides EMX with a 9.9% interest in GLR, a free carry of its 9.9% interest until GLR has raised $5,000 in equity; reimbursement of license fees totaling US$101 ($133 received), advance royalty payments, and a 3% royalty interest in the properties.
Value of common shares issued																							$ 5,000,000
Share price per shares | $ / shares																							$ 0.05
Proceeds from issuing shares																							$ 260,000
Proceeds from share purchase agreement																							$ 127,000
Number of shares acquired | shares																							2,555,210	2,555,210
Definitive sales agreement, description of advanced annual royalty payments																							Within six years of the closing date, GLR has the right to buy down up to 1% of the royalty owed to EMX (leaving EMX with a 2% NSR royalty) by paying EMX 2,500 ounces of gold, or the cash equivalent.	Within six years of the closing date, GLR has the right to buy down up to 1% of the royalty owed to EMX (leaving EMX with a 2% NSR royalty) by paying EMX 2,500 ounces of gold, or the cash equivalent.
License Fee Expense																								$ 101,000
Reimbursement of license fees received																								$ 133,000
Gold equivalent of proceeds received (ounces) | oz																							2,500	2,500
Akarca Property [Member] | AES Madencilik A.S. ("AES") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Proceeds from share purchase agreement																																		$ 2,631,000	$ 2,000,000
Akarca Property [Member] | Ciftay Insaat Taahhut Ve Ticaret As [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Description of gold payments associated with share purchase agreement			Çiftay guaranteed the initial payments of 2,500 ounces of gold, or cash equivalent. During the year ended December 31, 2019, Çiftay requested an extension of the 500 ounce payment due in February 2019 and a suspension on the remaining payment requirements as Çiftay works towards permitting requirements. In order to facilitate the extension, Çiftay agreed to pay an additional 100 ounces of gold or cash equivalent (2,600 onces in total). Çiftay completed the payment of the 2,600 ounces of gold, or cash equivalent in August 2019 and then requested the agreement be placed into force majeure until permitting requirements are satisfied. No payments on the agreement have been received during the year ended December 31, 2020.
Sisorta Property [Member] | Turkey [Member] | Bahar Madencilik Sinayi ve Ticaret Ltd Sti [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Revenue and other income																																							$ 125,000
Alankoy And Trab-23 Projects [Member] | Turkey [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Description of milestone payments																Upon closing, EMX received the cash equivalent of 40 ounces of gold for the Alanköy project (US$63 received) and the cash equivalent of 30 ounces of gold for the Trab-23 project (US$47 received). EMX will receive an uncapped 2.5% NSR royalty on each project. For the Alanköy project, EMX will receive annual AAR payments of 35 ounces of gold for the first three years of the agreement, 45 ounces of gold in years 4 through 6 of the agreement, and 70 ounces of gold from the 7th anniversary onwards. For the Trab-23 project, EMX will receive AAR payments of 35 ounces of gold through the 4th anniversary of the agreement, and 45 ounces of gold from the 5th anniversary onwards. For each project, EMX will receive a milestone payment of 500 ounces of gold upon receipt of key mine development permits. The gold bullion payments may be made in troy ounces of gold bullion or their cash value equivalent. Additionally, each agreement also contains certain work commitments that include drilling milestones and other project advancement requirements.	Upon closing, EMX received the cash equivalent of 40 ounces of gold for the Alanköy project (US$63 received) and the cash equivalent of 30 ounces of gold for the Trab-23 project (US$47 received). EMX will receive an uncapped 2.5% NSR royalty on each project. For the Alanköy project, EMX will receive annual AAR payments of 35 ounces of gold for the first three years of the agreement, 45 ounces of gold in years 4 through 6 of the agreement, and 70 ounces of gold from the 7th anniversary onwards. For the Trab-23 project, EMX will receive AAR payments of 35 ounces of gold through the 4th anniversary of the agreement, and 45 ounces of gold from the 5th anniversary onwards. For each project, EMX will receive a milestone payment of 500 ounces of gold upon receipt of key mine development permits. The gold bullion payments may be made in troy ounces of gold bullion or their cash value equivalent. Additionally, each agreement also contains certain work commitments that include drilling milestones and other project advancement requirements.
Balya Project [Member] | Turkey [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty																																				4.00%
Kimberley Copper Project [Member] | Enfield Exploration Corporation ('Enfield") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Number of shares commited under agreement | shares																													500,000
Value of shares commited under agreement																													$ 1,000,000
Number of shares issued upon achievement of certain milestones | shares																													1,750,000
Queensland Gold Project [Member] | Australia [Member] | Many Peaks Gold Pty. Ltd. ("MPL") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired							100.00%
Net Smelter Return Royalty							2.50%
Payments for net smelter return royalties							$ 500
Exploration expenditure							$ 2,000
Description of milestone payments							Beginning on the fourth anniversary of the agreement, EMX will receive AAR payments as follows: (a) Until a first-time resource is defined for the Project according to Joint Ore Reserves Committee ("JORC") reporting requirements, the AAR payments to EMX will equal 30 ounces of gold bullion, or the cash equivalent; (b) If a first-time JORC resource is completed defining less than 1.5 million ounces of gold in the combined measured, indicated, and inferred categories, the AAR payments to EMX will equal 50 ounces of gold bullion, or the cash equivalent; and (c) If a first-time JORC compliant resource is completed defining greater than 1.5 million ounces of gold in the combined measured, indicated, and inferred categories, the AAR payments to EMX will equal 65 ounces of gold, or the cash equivalent. MPL will have the option to purchase 0.5% of the royalty for 1,000 ounces of gold or its cash equivalent no later than the fifth anniversary of the agreement.
Amount of common shares received							$ 65
Njuggtraskliden And Mjovattnet Projects [Member] | Sweden And Norway [Member] | Boreal Energy Metals Corporation ("BEMC") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired																														4.00%	4.00%
Number of equity interests in subsidiary acquired | shares																														2,020,202	2,020,202
Proceeds from reimbursement of amounts paid																														$ 37,000
Aggregate Interest																														9.90%	9.90%
Between Fifth And Seventh Anniversaries [Member] | Yerington West, Nevada [Member] | USA [Member] | Hudbay Minerals Inc [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Annual advance royalty ("AAR") payments																											(50,000)
Between Eighth And Tenth Anniversaries [Member] | Yerington West, Nevada [Member] | USA [Member] | Hudbay Minerals Inc [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Proceeds from annual advance minimum royalty																											$ 75,000
First And Second Anniversaries [Member] | Yerington West, Nevada [Member] | USA [Member] | Hudbay Minerals Inc [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Aggregate anniversary payment		50,000
Third Anniversary [Member] | Yerington West, Nevada [Member] | USA [Member] | Hudbay Minerals Inc [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Aggregate anniversary payment		$ 100,000
Third Anniversary [Member] | Tomtebo and Trollberget Projects [Member] | Bergslagen [Member] | District Metals Corp. ("DMX" or "District") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Exploration expenditure										$ 1,000,000
Annual advance royalty ("AAR") payments										25,000
Increase in annual advance royalty payment										$ 10,000
AAR payments										Commencing on the third anniversary of the closing date, EMX will receive AAR payments of $25, with each AAR payment increasing by $10 per year until reaching $75 per year.
Third Anniversary [Member] | Tomtebo and Trollberget Projects [Member] | Top of range [member] | Bergslagen [Member] | District Metals Corp. ("DMX" or "District") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Increase in annual advance royalty payment										$ 75,000
Upon Execution Of Agreement [Member] | Mainspring, Arizona [Member] | USA [Member] | BCE Inc [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Proceeds from annual option payment																				$ 66,000	50,000
First Anniversary Date [Member] | Mainspring, Arizona [Member] | USA [Member] | BCE Inc [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Proceeds from annual option payment																				$ 66,000	50,000
First Anniversary Date [Member] | Tomtebo and Trollberget Projects [Member] | Bergslagen [Member] | District Metals Corp. ("DMX" or "District") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Execution payment (received)										275,000
Aggregate anniversary payment										$ 550,000
First Anniversary Date [Member] | Queensland Gold Project [Member] | Australia [Member] | Many Peaks Gold Pty. Ltd. ("MPL") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Cash consideration							235
30 days after completion of a pre-feasibility study [Member] | Mainspring, Arizona [Member] | USA [Member] | BCE Inc [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Proceeds from annual option payment																					1,000,000
30 days after completion of a feasibility study [Member] | Mainspring, Arizona [Member] | USA [Member] | BCE Inc [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Proceeds from annual option payment																					$ 2,000,000
Second Tranche [Member] | Espedalen, Hosanger, and Sigdal Projects [Member] | Sweden And Norway [Member] | Pursuit Minerals Limited ("PUR" or "Pursuit") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Additional common shares issued | shares																20,000,000
Capped parentage on common shares issued to exercise the option																9.90%	9.90%
12 months from the effective date | Queensland Gold Project [Member] | Australia [Member] | Many Peaks Gold Pty. Ltd. ("MPL") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Minimum expenditure on project							$ 500
Every six months commencing February 1, 2017 [Member] | Akarca Property [Member] | AES Madencilik A.S. ("AES") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Description of gold payments associated with share purchase agreement																																		500 ounces of gold every six months commencing February 2, 2017 up to a cumulative total of 7,000 ounces of gold	500 ounces of gold every six months commencing February 2, 2017 up to a cumulative total of 7,000 ounces of gold
Within 30 days after the commencement of commercial production [Member] | Akarca Property [Member] | AES Madencilik A.S. ("AES") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Description of gold payments associated with share purchase agreement																																		7,000 ounces of gold within 30 days after the commencement of commercial production from the property provided that prior gold payments will be credited against this payment	7,000 ounces of gold within 30 days after the commencement of commercial production from the property provided that prior gold payments will be credited against this payment
Upon production of 100,000 ounces of gold [Member] | Akarca Property [Member] | AES Madencilik A.S. ("AES") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Description of gold payments associated with share purchase agreement																																		250 ounces of gold upon production of 100,000 ounces of gold from the property	250 ounces of gold upon production of 100,000 ounces of gold from the property
Sliding Scale Royalty Percentage																																		1.00%	1.00%
Upon production of an aggregate of 500,000 ounces of gold [Member] | Akarca Property [Member] | AES Madencilik A.S. ("AES") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Description of gold payments associated with share purchase agreement																																		250 ounces of gold upon production of an aggregate of 500,000 ounces of gold from the property	250 ounces of gold upon production of an aggregate of 500,000 ounces of gold from the property
Sliding Scale Royalty Percentage																																		3.00%	3.00%
Upon next 400,000 ounces of gold production [Member] | Akarca Property [Member] | AES Madencilik A.S. ("AES") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Sliding Scale Royalty Percentage																																		2.00%	2.00%
All production other than gold production [Member] | Akarca Property [Member] | AES Madencilik A.S. ("AES") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Sliding Scale Royalty Percentage																																		3.00%	3.00%